Revenue - product sales and recycling services - Schedule of product sales revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Product sales revenue [Abstract]
Product revenue recognized in the period	$ 5,000,000.0	$ 4,300,000	$ 12,200,000	$ 7,600,000
Fair value pricing adjustments	(1,900,000)	(4,700,000)	(6,000,000.0)	(300,000)
Product sales	3,100,000	(400,000)	6,200,000	7,300,000
Recycling services	500,000	400,000	1,000,000.0	700,000
Revenue before Fair Value Pricing Adjustment	5,500,000	4,700,000	13,200,000	8,300,000
Revenue	$ 3,600,000	$ 0	$ 7,200,000	$ 8,000,000.0